UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-22077

Prospector Funds, Inc.
(Exact name of registrant as specified in charter)

370 Church Street
Guilford, CT 06437
(Address of principal executive offices) (Zip code)

Peter N. Perugini, Jr.
Prospector Partners Asset Management, LLC
370 Church Street
Guilford, CT 06437
(Name and address of agent for service)

(203) 458-1500
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2019

Date of reporting period:  March 31, 2019

Item 1. Schedule of Investments.

Schedule of Investments March 31, 2019 (unaudited)

Prospector Capital Appreciation Fund

Description	Shares	Value
COMMON STOCKS - 76.1%
Banks - 4.7%
Berkshire Hills Bancorp	5,700	$155,268
Comerica	4,500	329,940
Dime Community Bancshares	16,600	310,918
Kearny Financial	25,000	321,750
KeyCorp	11,600	182,700
		1,300,576
Communication Services - 1.8%
Telephone & Data Systems	16,375	503,204
Consumer Discretionary - 2.2%
Lowe's Companies	5,500	602,085
Consumer Staples - 12.3%
Campbell Soup	7,900	301,227
Coca-Cola	14,225	666,583
Colgate-Palmolive	8,400	575,736
Mondelez International, Class A	8,250	411,840
Nestle	6,600	629,013
Tootsie Roll Industries	12,721	473,738
Walgreens Boots Alliance	5,150	325,841
		3,383,978
Energy - 5.5%
Exxon Mobil	2,800	226,240
Hess	12,900	776,967
Suncor Energy	15,600	505,908
		1,509,115
Healthcare - 9.3%
Abbott Laboratories	9,850	787,409
AstraZeneca - ADR	11,700	473,031
Johnson & Johnson	4,375	611,581
Merck & Co.	8,300	690,311
		2,562,332
Industrials - 3.5%
Eaton	8,150	656,564
Regal Beloit	3,700	302,919
		959,483
Information Technology - 9.2%
FARO Technologies *	6,700	294,197
FLIR Systems	12,450	592,371
Leidos Holdings	5,500	352,495
Microsoft	4,850	572,009
Oracle	5,700	306,147
Paychex	2,100	168,420
Science Applications International	3,200	246,240
		2,531,879
Insurance Brokers - 2.9%
Brown & Brown	26,700	787,917
Life & Health Insurance - 3.9%
Aflac	10,400	520,000
Torchmark	3,400	278,630
Voya Financial	5,700	284,772
		1,083,402
Materials - 3.5%
Domtar	11,951	593,367
Louisiana-Pacific	14,800	360,824
		954,191
Multi-line Insurance - 1.6%
Loews	9,100	436,163
Property & Casualty Insurance - 9.3%
Axis Capital Holdings	9,600	525,888
Berkshire Hathaway, Class B *	3,250	652,892
First American Financial	7,575	390,113
Hanover Insurance Group	2,700	308,259
Lancashire Holdings	34,700	295,351
Mercury General	7,900	395,553
		2,568,056

Real Estate - 3.0%
Four Corners Property Trust	16,948	501,661
Howard Hughes *	2,950	324,500
		826,161
Reinsurance - 3.4%
RenaissanceRe Holdings	6,589	945,522
Total Common Stocks
(Cost $15,901,625)		20,954,064

CONVERTIBLE BONDS - 16.9%	Par
Communication Services - 2.2%
Liberty Media
2.125%, 03/31/2048 (a)	$636,300	607,666

Consumer Discretionary - 0.5%
Booking Holdings
0.900%, 09/15/2021	127,000	140,183

Industrials - 2.8%
Chart Industries
1.000%, 11/15/2024 (a)	384,000	625,169
Kaman
3.250%, 05/01/2024	127,000	139,688
		764,857
Information Technology - 6.8%
Akamai Technologies
0.125%, 05/01/2025 (a)	639,000	636,856
Synaptics
0.500%, 06/15/2022	368,500	340,040
Verint Systems
1.500%, 06/01/2021	810,000	892,419
		1,869,315
Materials - 1.6%
RTI International
1.625%, 10/15/2019	460,000	454,139
Real Estate - 3.0%
Forestar Group
3.750%, 03/01/2020	825,000	817,993
Total Convertible Bonds
(Cost $4,418,320)		4,654,153

CORPORATE BONDS - 3.5%
Communication Services - 1.3%
Verizon Communications
3.500%, 11/01/2021	348,000	355,068
Consumer Staples - 0.9%
CVS Health
2.250%, 08/12/2019	263,000	262,396
Healthcare - 1.3%
Amgen
2.200%, 05/22/2019	350,000	349,854
Total Corporate Bonds
(Cost $963,781)		967,318

SHORT-TERM INVESTMENT - 3.5%	Shares
Invesco Treasury Portfolio, 2.298%^
(Cost $950,804)	950,804	950,804

Total Investments - 100.0%
(Cost $22,234,530)		27,526,339
Other Assets and Liabilities, Net - (0.0)%		(4,022)
Total Net Assets - 100.0%		$27,522,317

*	Non-income producing security
ADR - American Depositary Receipt
(a)
Security purchased within the terms of a private placement memorandum, except from registration under Rule 144A of the Securities Act 0f 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers."  As of March 31, 2019, the value of these investments was $1,869,691 or 6.8% of total net assets.

^	The rate shown is the annualized seven-day yield effective as of March 31, 2019.

The industry classifications included in the Schedule of Investments are in accordance with the Global Industry Classification Standard (GICS ®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (S&P).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

Summary of Fair Value Exposure

The Fund has adopted fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of March 31, 2019, the Fund's investments in securities were classified as follows:

	Level 1	Level 2	Level 3	Total
Common Stocks	$20,954,064	$-	$-	$20,954,064
Convertible Bonds	-	4,654,153	-	4,654,153
Corporate Bonds	-	967,318	-	967,318
Short-Term Investment	950,804	-	-	950,804
Total Investments	$21,904,868	$5,621,471	$-	$27,526,339

Refer to each Fund's Schedule of Investments for further sector breakout.

Schedule of Investments March 31, 2019 (unaudited)

Prospector Opportunity Fund

Description	Shares	Value
COMMON STOCKS - 95.6%
Banks - 18.0%
Bank of N.T. Butterfield & Son	47,200	$1,693,536
Berkshire Hills Bancorp	25,800	702,792
Central Pacific Financial	67,700	1,952,468
Central Valley Community Bancorp	31,200	609,960
Citigroup	13,870	862,991
Comerica	24,800	1,818,336
Dime Community Bancshares	85,700	1,605,161
HarborOne Bancorp *	15,100	259,720
HomeTrust Bancshares	48,290	1,216,908
Kearny Financial	201,226	2,589,779
KeyCorp	153,100	2,411,325
OceanFirst Financial	30,100	724,206
PCSB Financial	70,800	1,385,556
People's United Financial	56,925	935,847
PNC Financial Services Group	8,400	1,030,344
Waterstone Financial	78,000	1,283,880
Western New England Bancorp	107,735	994,394
		22,077,203
Consumer Discretionary - 8.0%
Darden Restaurants	7,000	850,290
eBay	54,700	2,031,558
Home Depot	10,200	1,957,278
Hyatt Hotels, Class A	16,600	1,204,662
Noodles & Company *	213,704	1,453,187
Ruth's Hospitality Group	52,800	1,351,152
William Hill	452,300	945,802
		9,793,929
Consumer Staples - 8.7%
Carlsberg A/S, Class B	6,100	761,835
Church & Dwight	28,400	2,022,932
Colgate-Palmolive	32,000	2,193,280
Mondelez International, Class A	34,000	1,697,280
Nestle	26,100	2,487,462
Tootsie Roll Industries	40,469	1,507,057
		10,669,846
Diversified Financial Services - 6.2%
CBOE Global Markets	9,200	878,048
Federated Investors, Class B	123,500	3,619,785
Franklin Resources	38,400	1,272,576
Invesco	48,100	928,811
Jefferies Financial Group	50,500	948,895
		7,648,115
Energy - 3.4%
Hess	35,100	2,114,073
Noble Energy	58,200	1,439,286
Schlumberger	14,000	609,980
		4,163,339
Healthcare - 5.1%
AstraZeneca - ADR	16,900	683,267
Medtronic	14,000	1,275,120
Merck & Co.	25,648	2,133,144
Patterson Companies	73,150	1,598,328
Phibro Animal Health	14,900	491,700
		6,181,559

Industrials - 4.5%
CIRCOR International *	27,300	889,980
Landstar System	13,100	1,433,009
Powell Industries	51,983	1,380,149
Regal Beloit	21,400	1,752,018
		5,455,156
Information Technology - 9.4%
FARO Technologies *	32,300	1,418,293
FLIR Systems	43,100	2,050,698
Leidos Holdings	30,900	1,980,381
Maxim Integrated Products	23,900	1,270,763
Microsoft	14,900	1,757,306
Paychex	24,450	1,960,890
Xilinx	8,800	1,115,752
		11,554,083
Insurance Brokers - 3.8%
Brown & Brown	158,950	4,690,614
Life & Health Insurance - 5.4%
Aflac	26,300	1,315,000
Primerica	12,150	1,484,122
Torchmark	46,000	3,769,700
		6,568,822
Materials - 2.9%
Domtar	9,700	481,605
Kinross Gold *	97,100	334,024
Newmont Mining	70,200	2,511,054
Victoria Gold *	887,800	279,657
		3,606,340
Property & Casualty Insurance - 15.5%
Axis Capital Holdings	44,700	2,448,666
Cincinnati Financial	22,650	1,945,635
Employers Holdings	48,200	1,933,302
Hanover Insurance Group	17,450	1,992,266
Lancashire Holdings	228,200	1,942,336
Mercury General	54,200	2,713,794
Safety Insurance Group	14,850	1,294,029
Selective Insurance Group	23,600	1,493,408
United Fire Group	16,650	727,772
White Mountains Insurance Group	2,681	2,481,212
		18,972,420
Real Estate - 1.0%
Cousins Properties	130,892	1,264,417
Reinsurance - 3.7%
RenaissanceRe Holdings	31,900	4,577,650
Total Common Stocks
(Cost $98,683,379)		117,223,493

CONVERTIBLE BOND - 0.4%	Par
Real Estate - 0.4%
Forestar Group
3.750%, 03/01/2020
(Cost $455,026)	$450,000	446,178

SHORT-TERM INVESTMENT - 3.9%	Shares
Invesco Treasury Portfolio, 2.298%^
(Cost $4,810,960)	4,810,960	4,810,960

Total Investments - 99.9%
(Cost $103,949,365)		122,480,631
Other Assets and Liabilities, Net - 0.1%		105,931
Total Net Assets - 100.0%		$122,586,562

*	Non-income producing security
^	The rate shown is the annualized seven-day yield effective as of March 31, 2019.
ADR - American Depositary Receipt

The industry classifications included in the Schedule of Investments are in accordance with the Global Industry Classification Standard (GICS ®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (S&P).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

Summary of Fair Value Exposure

The Fund has adopted fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of March 31, 2019, the Fund's investments in securities were classified as follows:

	Level 1	Level 2	Level 3	Total
Common Stocks	$117,223,493	$-	$-	$117,223,493
Convertible Bond	-	446,178	-	446,178
Short-Term Investment	4,810,960	-	-	4,810,960
Total Investments	$122,034,453	$446,178	$-	$122,480,631

Refer to each Fund's Schedule of Investments for further sector breakout.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each President and Treasurer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Prospector Funds, Inc.

By (Signature and Title)  /s/ John D. Gillespie
John D. Gillespie, President

Date May 29, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ John D. Gillespie
John D. Gillespie, President

Date May 29, 2019

By (Signature and Title) /s/ Peter N. Perugini
Peter N. Perugini, Treasurer

Date May 29, 2019